Property Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Statement [Line Items]
Finance costs	$ 384	$ 591	$ 1,376	$ 1,925
Exim Financing Facility [Member]
Statement [Line Items]
Finance costs			$ 1,982		$ 1,790